GOODWILL - Narrative (Details)	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in goodwill [line items]
Actuarial assumption of discount rates	3.00%	2.00%
Goodwill | Infrastructure | Bottom of range
Disclosure of reconciliation of changes in goodwill [line items]
Terminal capitalization rate	600.00%
Terminal Year	6
Goodwill | Infrastructure | Bottom of range | Discounted cash flows
Disclosure of reconciliation of changes in goodwill [line items]
Actuarial assumption of discount rates	11.00%
Goodwill | Infrastructure | Top of range
Disclosure of reconciliation of changes in goodwill [line items]
Terminal capitalization rate	2000.00%
Terminal Year	20
Goodwill | Infrastructure | Top of range | Discounted cash flows
Disclosure of reconciliation of changes in goodwill [line items]
Actuarial assumption of discount rates	14.00%
Goodwill | IFC Seoul | Real Estate
Disclosure of reconciliation of changes in goodwill [line items]
Growth rate used to extrapolate cash flow projections		2.80%
Discount rate used in current estimate of value in use		7.20%
Goodwill | Center Parcs [Member] | Real Estate
Disclosure of reconciliation of changes in goodwill [line items]
Growth rate used to extrapolate cash flow projections	3.00%	3.00%
Discount rate used in current estimate of value in use	9.30%	9.50%